Summary of Significant Accounting Policies - Summary of Financing Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Vessel	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage		49.00%
Number of vessels held as collateral	1
Subsequent Event [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of vessels held as collateral	2
Minimum [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of carrying value of loan	95.00%
Teekay Tangguh Borrower LLC [Member] | Teekay LNG [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	99.00%
Teekay Tangguh Borrower LLC [Member] | Teekay BLT Corporation [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	70.00%
Loans to equity accounted investees and joint venture partners carrying value	24.0	19.1